Touchstone Securitized Income ETF Expense Example - Touchstone Securitized Income ETF - Touchstone Securitized Income ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	355
Expense Example, with Redemption, 10 Years	$ 831